Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,171	$ 20,407
ECL coverage	22.50%	26.10%
Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,216	$ 6,521
ECL coverage	13.10%	13.50%
Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,661	$ 1,771
ECL coverage	32.20%	43.80%
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,680,814	$ 2,664,099
IFRS 9 | Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 918,334	$ 944,506
ECL coverage	0.70%	0.80%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 163,301	$ 176,978
ECL coverage	0.90%	0.90%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195,185	$ 201,035
ECL coverage	0.60%	0.50%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 784,117	$ 801,898
Collateral value	$ 27,779	$ 30,890
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 132,798	$ 143,824
Collateral value	$ 3,470	$ 4,826
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 166,788	$ 177,785
Collateral value	$ 7,737	$ 9,322
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 632,847	$ 624,935
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105,126	$ 112,188
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 109,919	$ 111,948
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96,434	$ 112,905
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,192	$ 22,971
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,165	$ 45,479
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54,836	$ 64,058
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,480	$ 8,665
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,704	$ 20,358
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,896	$ 40,636
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,928	$ 6,512
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,695	$ 16,915
ECL coverage	0.10%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,242	$ 38,709
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,611	$ 9,431
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,893	$ 16,533
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,922	$ 13,284
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,889	$ 2,556
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,964	$ 4,920
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,374	$ 20,276
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,764	$ 4,472
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,613	$ 7,111
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 121,761	$ 129,897
Collateral value	$ 6,484	$ 6,675
ECL coverage	1.10%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,685	$ 28,617
Collateral value	$ 1,197	$ 937
ECL coverage	1.90%	1.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,978	$ 21,601
Collateral value	$ 1,524	$ 785
ECL coverage	0.80%	0.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79,013	$ 85,394
ECL coverage	1.00%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,886	$ 18,562
ECL coverage	2.20%	2.00%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,906	$ 8,310
ECL coverage	0.70%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,618	$ 32,019
ECL coverage	1.20%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,511	$ 8,231
ECL coverage	1.30%	1.30%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,693	$ 11,503
ECL coverage	1.00%	0.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,130	$ 12,484
ECL coverage	1.00%	1.00%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,288	$ 1,824
ECL coverage	1.20%	1.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,379	$ 1,788
ECL coverage	0.60%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,221	$ 10,892
ECL coverage	1.30%	1.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,872	$ 3,148
ECL coverage	1.00%	1.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,577	$ 3,378
ECL coverage	0.90%	0.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,948	$ 14,281
ECL coverage	1.40%	1.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,656	$ 4,161
ECL coverage	1.50%	1.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,413	$ 5,202
ECL coverage	1.20%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,990	$ 2,752
ECL coverage	1.00%	1.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 578	$ 687
ECL coverage	1.90%	1.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,479	$ 1,148
ECL coverage	0.70%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,459	$ 4,094
ECL coverage	0.80%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 405	$ 235
ECL coverage	1.20%	1.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,224	$ 1,775
ECL coverage	0.30%	0.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,346	$ 12,534
Collateral value	$ 1,133	$ 1,200
ECL coverage	34.30%	39.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,790	$ 4,509
Collateral value	$ 158	$ 186
ECL coverage	16.40%	17.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,381	$ 1,588
Collateral value	$ 397	$ 358
ECL coverage	33.20%	46.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,278	$ 8,122
ECL coverage	38.40%	47.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,783	$ 2,979
ECL coverage	17.80%	21.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 939	$ 732
ECL coverage	56.00%	74.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,948	$ 2,278
ECL coverage	13.70%	12.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 699	$ 1,212
ECL coverage	4.60%	3.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 665	$ 240
ECL coverage	3.80%	2.10%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,120	$ 2,134
ECL coverage	37.30%	38.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 308	$ 318
ECL coverage	25.60%	35.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 777	$ 616
ECL coverage	30.90%	28.90%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 678	$ 603
ECL coverage	18.70%	20.90%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175	$ 249
ECL coverage	3.40%	4.80%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175	$ 76
ECL coverage	1.70%	0.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 503	$ 1,110
ECL coverage	11.30%	5.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336	$ 786
ECL coverage	6.50%	1.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 115	$ 110
ECL coverage	7.80%	3.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 402	$ 295
ECL coverage	4.70%	11.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102	$ 115
ECL coverage	1.00%	9.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 268	$ 26
ECL coverage	0.40%	0.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 365	$ 270
ECL coverage	17.50%	27.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86	$ 62
ECL coverage	3.50%	9.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107	$ 28
ECL coverage	10.30%	3.60%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 177
Collateral value	$ 16	$ 2
ECL coverage	34.50%	36.20%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 28
Collateral value	$ 0	$ 0
ECL coverage	3.60%	21.40%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38	$ 61
Collateral value	$ 13	$ 0
ECL coverage	57.90%	34.40%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64	$ 114
ECL coverage	18.80%	36.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 28
ECL coverage	3.60%	21.40%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 4
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 61
ECL coverage	91.70%	34.40%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 57
ECL coverage	91.70%	36.80%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22	$ 2
ECL coverage	18.20%	100.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 57
ECL coverage	0.00%	36.80%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 57
ECL coverage	0.00%	36.80%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 0
ECL coverage	95.70%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 0
ECL coverage	95.70%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 4
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%